Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 20,616	$ 23,906	$ 14,584
Short-term investments			15,993
Accounts receivable, net	17	24	223
Inventories	997	877	1,292
Prepaid expenses and other current assets	1,169	1,100	1,628
Current assets of discontinued operations		1,713	2,280
Total current assets	22,799	27,620	36,000
Property and equipment, net	2,030	2,527	4,144
Operating lease right-of-use assets	2,205	2,484	2,835
Other long-term assets	45	45	45
Long-term assets of discontinued operations		762	1,057
TOTAL ASSETS	27,079	33,438	44,081
Current Liabilities
Accounts payable	543	471	1,220
Accrued expenses	2,632	4,147	2,360
Current portion of operating lease liabilities	301	356	318
Current portion of equipment financing		265	293
Current portion of PPP promissory note		421
Current liabilities of discontinued operations		2,102	2,623
Total current liabilities	3,476	7,762	6,814
Operating lease liabilities	2,054	2,264	2,620
Equipment financing			265
PPP promissory note		1,579
Long-term liabilities of discontinued operations		686	1,232
Total liabilities	5,530	12,291	10,931
Commitments and contingencies (Note 14)
Stockholders' Equity
Preferred stock, $0.0001 par value; 10,000 shares authorized; no shares issued
Common stock, $0.0001 par value; 300,000 shares authorized; 7,042 and 3,189 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	7	7	1
Additional paid-in capital	191,527	174,342	150,280
Accumulated deficit	(169,985)	(153,202)	(117,157)
Accumulated other comprehensive income			26
Total stockholders' equity	21,549	21,147	33,150
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 27,079	$ 33,438	$ 44,081